DUE FROM JOINT VENTURES	12 Months Ended
Dec. 31, 2019
DUE FROM JOINT VENTURES [Abstract]
DUE FROM JOINT VENTURES
10	DUE FROM JOINT VENTURES

	2019	2018
	US$’000	US$’000
Due from joint ventures (Note 5)
- non-interest bearing - trade	815	-
- non interest bearing - non-trade	345	4,300
- interest bearing - non-trade	2,695	9,216
	3,855	13,516

Amounts due from joint ventures are unsecured and repayable on demand and their carrying value approximate fair value.

In 2019, interest was charged on the amounts due from joint ventures of US$2,695,000 (2018: $9,217,000) at 15.0% per annum (2018: 15.0% per annum).

For purpose of impairment assessment, amounts due from joint ventures are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to 12-month ECL.

In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to the related parties.

	2019	2018
	US$’000	US$’000
Loans to joint ventures analysed between:

Assets
Current assets	2,589	25,483
Provision for losses on joint ventures	(1,552)	(1,680)
	1,037	23,803

Non-current assets	2,627	-

Total	3,664	23,803

(1)	$2,637,000 (2018: $2,640,000) of the loans is to a joint venture which relates to payments made for instalments due for a ship under construction in accordance with the terms of ship building contract. The loan is repayable at the end of 3 years from date of the loan extension in 2019. The loan is unsecured and bear interest at rates ranging from 3.60% to 4.34% (2018: 3.14% to 4.34%) per annum during the year. The loan approximates the fair value as the loan is arranged at floating rates.

(2)	$2,579,000 (2018: $22,843,000) of loans to a joint venture is unsecured and did not bear interest during the current year (2018: 2% per annum). The loan is expected to be repaid within 12 months from the end of the reporting period. The carrying value of the loans at year end approximates the fair value.